Loans (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule Of Loans By Portfolio Segment
The following table provides the balance of loans, net of unearned income, by portfolio segment as of December 31, 2018 and 2017:

	December 31
(Dollars in thousands)	2018	2017
Commercial:
Commercial, financial, and industrial	$16,514,328	$16,057,273
Commercial real estate	4,030,870	4,214,695
Consumer:
Consumer real estate (a)	6,249,516	6,479,242
Permanent mortgage	222,448	287,820
Credit card & other	518,370	619,899
Loans, net of unearned income	$27,535,532	$27,658,929
Allowance for loan losses	180,424	189,555
Total net loans	$27,355,108	$27,469,374
 Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Balances as of December 31, 2018 and 2017, include $16.2 million and $24.2 million of restricted real estate loans, respectively. See Note 21—Variable Interest Entities for additional information.

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period
The following tables reflect FHN's contractually required payments receivable, cash flows expected to be collected and the fair value of the acquired loans at the acquisition date of November 30, 2017.

Non-PCI Loans
(Dollars in thousands)	November 30, 2017
Contractually required payments including interest	$9,182,610
Less : expected losses and foregone interest	(801,546)
Cash flows expected to be collected	8,381,064
Fair value of loans acquired (a)	$7,220,094

(a)	Includes $117.1 million of loans held-for-sale.

PCI Loans
(Dollars in thousands)	November 30, 2017
Contractually required payments including interest	$258,950
Less : nonaccretable difference	(77,022)
Cash flows expected to be collected	181,928
Less : accretable yield	(14,271)
Fair value of loans acquired (a)	$167,657

(a)	Includes $4.7 million of loans held-for-sale.

Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward
The following table presents a rollforward of the accretable yield for the year ended December 31, 2018 and 2017:

	Year Ended December 31
(Dollars in thousands)	2018	2017
Balance, beginning of period	$15,623	$6,871
Addition	—	13,957
Accretion	(9,467)	(3,564)
Adjustment for payoffs	(3,896)	(1,917)
Adjustment for charge-offs	(1,115)	(45)
Adjustment for pool excess recovery (a)	(123)	(222)
Increase in accretable yield (b)	12,791	467
Disposals	(240)	—
Other	(198)	76
Balance, end of period	$13,375	$15,623

(a)	Represents the removal of accretable difference for the remaining loans in a pool which is now in a recovery state.

(b)	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.

Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment
The following table reflects the outstanding principal balance and carrying amounts of the acquired PCI loans as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$38,873	$44,259	$96,598	$109,280
Commercial real estate	15,197	17,232	36,107	41,488
Consumer real estate	30,723	34,820	38,176	42,568
Credit card and other	1,627	1,879	5,500	6,351
Total	$86,420	$98,190	$176,381	$199,687

Information By Class Related To Individually Impaired Loans
The following tables provide information at December 31, 2018 and 2017, by class related to individually impaired loans and consumer TDRs, regardless of accrual status. Recorded investment is defined as the amount of the investment in a loan, excluding any valuation allowance but including any direct write-down of the investment. For purposes of this disclosure, PCI loans and the TRUPS valuation allowance have been excluded.

	December 31, 2018
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I (a)	$42,902	$45,387	$—	$24,186	$757
Income CRE	1,589	1,589	—	1,434	51
Residential CRE	$—	$—	$—	$374	$—
Total	$44,491	$46,976	$—	$25,994	$808
Consumer:
HELOC (b)	$8,645	$16,648	$—	$8,723	$—
R/E installment loans (b)	4,314	4,796	—	4,300	—
Permanent mortgage (b)	3,601	6,003	—	4,392	—
Total	$16,560	$27,447	$—	$17,415	$—
Impaired loans with related allowance recorded:
Commercial:
General C&I	$2,802	$2,802	$149	$16,011	$—
TRUPS	2,888	3,700	925	2,981	—
Income CRE	377	377	—	348	10
Residential CRE	—	—	—	99	—
Total	$6,067	$6,879	$1,074	$19,439	$10
Consumer:
HELOC	$66,482	$69,610	$11,241	$69,535	$2,273
R/E installment loans	38,993	39,851	6,743	40,118	1,024
Permanent mortgage	67,245	78,010	9,419	73,259	2,290
Credit card & other	695	695	337	626	14
Total	$173,415	$188,166	$27,740	$183,538	$5,601
Total commercial	$50,558	$53,855	$1,074	$45,433	$818
Total consumer	$189,975	$215,613	$27,740	$200,953	$5,601
Total impaired loans	$240,533	$269,468	$28,814	$246,386	$6,419

(a)	In Q1 2018, the allowance for TDRs within the commercial portfolio was removed.

(b)	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	December 31, 2017
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$8,183	$17,372	$—	$7,810	$—
Income CRE	—	—	—	—	—
Total	$8,183	$17,372	$—	$7,810	$—
Consumer:
HELOC (a)	$9,258	$19,193	$—	$10,374	$—
R/E installment loans (a)	4,093	4,663	—	4,076	—
Permanent mortgage (a)	5,132	7,688	—	5,602	—
Total	$18,483	$31,544	$—	$20,052	$—
Impaired loans with related allowance recorded:
Commercial:
General C&I	$31,774	$38,256	$5,119	$29,183	$773
TRUPS	3,067	3,700	925	3,139	—
Income CRE	1,612	1,612	49	1,695	52
Residential CRE	795	1,263	83	1,106	10
Total	$37,248	$44,831	$6,176	$35,123	$835
Consumer:
HELOC	$72,469	$75,207	$14,382	$77,454	$2,261
R/E installment loans	43,075	43,827	8,793	48,473	1,246
Permanent mortgage	79,662	90,934	12,105	81,422	2,455
Credit card & other	593	593	311	406	11
Total	$195,799	$210,561	$35,591	$207,755	$5,973
Total commercial	$45,431	$62,203	$6,176	$42,933	$835
Total consumer	$214,282	$242,105	$35,591	$227,807	$5,973
Total impaired loans	$259,713	$304,308	$41,767	$270,740	$6,808

(a)	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade
The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2018 and 2017:

	December 31, 2018
(Dollars in thousands)	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Percentage of Total	Allowance for Loan Losses
PD Grade:
1	$610,177	$—	$—	$12,586	$—	$622,763	3%	$100
2	835,776	—	—	1,688	29	837,493	4	274
3	782,362	716,971	—	289,594	147	1,789,074	9	315
4	1,223,092	394,862	43,220	563,243	—	2,224,417	11	686
5	1,920,034	277,814	77,751	798,509	14,150	3,088,258	15	8,919
6	1,722,136	365,341	45,609	657,628	33,759	2,824,473	14	8,141
7	2,690,784	96,603	11,446	538,909	26,135	3,363,877	16	16,906
8	1,337,113	53,224	—	265,901	20,320	1,676,558	8	18,545
9	1,472,852	96,292	45,117	455,184	29,849	2,099,294	10	15,454
10	490,795	13,260	18,536	60,803	3,911	587,305	3	8,675
11	311,967	—	—	66,986	788	379,741	2	7,973
12	244,867	9,379	—	82,574	5,717	342,537	2	6,972
13	285,987	—	5,786	55,408	251	347,432	2	10,094
14,15,16	224,853	—	—	28,835	837	254,525	1	23,307
Collectively evaluated for impairment	14,152,795	2,023,746	247,465	3,877,848	135,893	20,437,747	100	126,361
Individually evaluated for impairment	45,704	—	2,888	1,966	—	50,558	—	1,074
Purchased credit-impaired loans	41,730	—	—	12,730	2,433	56,893	—	2,823
Total commercial loans	$14,240,229	$2,023,746	$250,353	$3,892,544	$138,326	$20,545,198	100%	$130,258

(a)
Balances presented net of a $20.2 million valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade was “13” prior to second quarter 2018. In second quarter 2018, this portfolio was re-graded to align with its scorecard grading methodologies which resulted in upgrades to a majority of this portfolio. In 3Q18, FHN sold $55.5 million of TRUPS loans with a $5.0 million valuation allowance. Upon sale, a gain of $3.8 million was recognized in the Non-Strategic segment within Fixed Income in the Consolidated Statement of Income. An additional TRUPS loan with a principal balance of $3.0 million and a valuation of $.3 million was paid off in fourth quarter 2018.

	December 31, 2017
(Dollars in thousands)	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Percentage of Total	Allowance for Loan Losses
PD Grade:
1	$536,244	$—	$—	$2,500	$—	$538,744	3%	$70
2	877,635	—	—	1,798	69	879,502	4	339
3	582,224	652,982	—	210,073	40	1,445,319	7	272
4	959,581	629,432	—	309,699	—	1,898,712	9	854
5	1,461,632	328,477	—	415,764	2,474	2,208,347	11	7,355
6	1,668,247	335,169	—	456,706	3,179	2,463,301	12	10,495
7	2,257,400	47,720	—	554,590	9,720	2,869,430	14	13,490
8	1,092,994	35,266	—	241,938	6,454	1,376,652	7	21,831
9	2,633,854	70,915	—	1,630,176	61,475	4,396,420	22	9,804
10	373,537	—	—	43,297	4,590	421,424	2	8,808
11	226,382	—	—	31,785	2,936	261,103	1	6,784
12	409,838	—	—	156,717	6,811	573,366	3	5,882
13	202,613	—	303,848	15,707	268	522,436	3	7,265
14,15,16	228,852	—	—	6,587	823	236,262	1	24,400
Collectively evaluated for impairment	13,511,033	2,099,961	303,848	4,077,337	98,839	20,091,018	99	117,649
Individually evaluated for impairment	39,957	—	3,067	1,612	795	45,431	—	6,176
Purchased credit-impaired loans	99,407	—	—	31,615	4,497	135,519	1	2,813
Total commercial loans	$13,650,397	$2,099,961	$306,915	$4,110,564	$104,131	$20,271,968	100%	$126,638

(a)
Balances presented net of a $25.5 million valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade was “13” prior to second quarter 2018. In second quarter 2018, this portfolio was re-graded to align with its scorecard grading methodologies which resulted in upgrades to a majority of this portfolio

Loans by FICO Score, Consumer
The following table reflects the percentage of balances outstanding by average, refreshed FICO scores for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2018 and 2017:

	December 31, 2018			December 31, 2017
	HELOC	R/E Installment Loans	Permanent Mortgage	HELOC	R/E Installment Loans	Permanent Mortgage
FICO score 740 or greater	61.4%	71.3%	51.8%	60.0%	73.1%	46.4%
FICO score 720-739	8.5	8.8	7.6	8.7	8.0	12.8
FICO score 700-719	7.6	7.0	10.6	8.3	6.4	9.2
FICO score 660-699	10.9	7.6	14.7	11.1	7.2	14.8
FICO score 620-659	5.1	2.8	6.5	4.9	2.8	7.3
FICO score less than 620 (a)	6.5	2.5	8.8	7.0	2.5	9.5
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	For this group, a majority of the loan balances had FICO scores at the time of the origination that exceeded 620 but have since deteriorated as the loans have seasoned.

Accruing And Non-Accruing Loans By Class
The following table reflects accruing and non-accruing loans by class on December 31, 2018:

	Accruing				Non-Accruing
(Dollars in thousands)	Current	30-89 Days Past Due	90+ Days Past Due	Total Accruing	Current	30-89 Days Past Due	90+ Days Past Due	Total Non- Accruing	Total Loans
Commercial (C&I):
General C&I	$14,153,275	$8,234	$102	$14,161,611	$26,325	$5,537	$5,026	$36,888	$14,198,499
Loans to mortgage companies	2,023,746	—	—	2,023,746	—	—	—	—	2,023,746
TRUPS (a)	247,465	—	—	247,465	—	—	2,888	2,888	250,353
Purchased credit-impaired loans	39,433	624	1,673	41,730	—	—	—	—	41,730
Total commercial (C&I)	16,463,919	8,858	1,775	16,474,552	26,325	5,537	7,914	39,776	16,514,328
Commercial real estate:
Income CRE	3,876,229	626	—	3,876,855	30	—	2,929	2,959	3,879,814
Residential CRE	135,861	—	—	135,861	32	—	—	32	135,893
Purchased credit-impaired loans	13,308	103	1,752	15,163	—	—	—	—	15,163
Total commercial real estate	4,025,398	729	1,752	4,027,879	62	—	2,929	2,991	4,030,870
Consumer real estate:
HELOC	1,443,651	11,653	10,129	1,465,433	49,009	3,314	8,781	61,104	1,526,537
R/E installment loans	4,652,658	10,470	6,497	4,669,625	15,146	1,924	4,474	21,544	4,691,169
Purchased credit-impaired loans	24,096	2,094	5,620	31,810	—	—	—	—	31,810
Total consumer real estate	6,120,405	24,217	22,246	6,166,868	64,155	5,238	13,255	82,648	6,249,516
Permanent mortgage	193,591	2,585	4,562	200,738	11,227	996	9,487	21,710	222,448
Credit card & other:
Credit card	188,009	2,133	1,203	191,345	—	—	—	—	191,345
Other	320,551	3,570	526	324,647	110	60	454	624	325,271
Purchased credit-impaired loans	746	611	397	1,754	—	—	—	—	1,754
Total credit card & other	509,306	6,314	2,126	517,746	110	60	454	624	518,370
Total loans, net of unearned income	$27,312,619	$42,703	$32,461	$27,387,783	$101,876	$11,831	$34,042	$147,749	$27,535,532

(a) TRUPS is presented net of the valuation allowance of $20.2 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2017:

	Accruing				Non-Accruing
(Dollars in thousands)	Current	30-89 Days Past Due	90+ Days Past Due	Total Accruing	Current	30-89 Days Past Due	90+ Days Past Due	Total Non- Accruing	Total Loans
Commercial (C&I):
General C&I	$13,514,752	$8,057	$95	$13,522,904	$1,761	$7,019	$19,306	$28,086	$13,550,990
Loans to mortgage companies	2,099,961	—	—	2,099,961	—	—	—	—	2,099,961
TRUPS (a)	303,848	—	—	303,848	—	—	3,067	3,067	306,915
Purchased credit-impaired loans	77,843	2,207	19,357	99,407	—	—	—	—	99,407
Total commercial (C&I)	15,996,404	10,264	19,452	16,026,120	1,761	7,019	22,373	31,153	16,057,273
Commercial real estate:
Income CRE	4,077,106	1,240	—	4,078,346	56	—	546	602	4,078,948
Residential CRE	98,844	—	—	98,844	—	—	791	791	99,635
Purchased credit-impaired loans	31,173	2,686	2,253	36,112	—	—	—	—	36,112
Total commercial real estate	4,207,123	3,926	2,253	4,213,302	56	—	1,337	1,393	4,214,695
Consumer real estate:
HELOC	1,743,776	17,744	9,702	1,771,222	40,508	3,626	8,354	52,488	1,823,710
R/E installment loans	4,587,156	7,274	3,573	4,598,003	14,439	1,957	2,603	18,999	4,617,002
Purchased credit-impaired loans	35,356	2,016	1,158	38,530	—	—	—	—	38,530
Total consumer real estate	6,366,288	27,034	14,433	6,407,755	54,947	5,583	10,957	71,487	6,479,242
Permanent mortgage	254,040	3,930	3,460	261,430	13,245	1,052	12,093	26,390	287,820
Credit card & other:
Credit card	193,940	1,371	1,053	196,364	—	—	—	—	196,364
Other	415,070	2,666	103	417,839	31	—	165	196	418,035
Purchased credit-impaired loans	2,993	1,693	814	5,500	—	—	—	—	5,500
Total credit card & other	612,003	5,730	1,970	619,703	31	—	165	196	619,899
Total loans, net of unearned income	$27,435,858	$50,884	$41,568	$27,528,310	$70,040	$13,654	$46,925	$130,619	$27,658,929

Certain previously reported amounts have been reclassified to agree with current presentation.
(a) TRUPS is presented net of the valuation allowance of $25.5 million.

Schedule Of Troubled Debt Restructurings Occurring During The Year
The following tables reflect portfolio loans that were classified as TDRs during the year ended December 31, 2018 and 2017:

	2018			2017
(Dollars in thousands)	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial (C&I):
General C&I	9	$27,639	$27,190	5	$1,095	$1,086
Total commercial (C&I)	9	27,639	27,190	5	1,095	1,086
Commercial real estate:
Income CRE	4	643	637	1	199	198
Total commercial real estate	4	643	637	1	199	198
Consumer real estate:
HELOC	103	9,406	9,283	143	12,739	12,422
R/E installment loans	92	8,077	7,848	53	4,092	4,027
Total consumer real estate	195	17,483	17,131	196	16,831	16,449
Permanent mortgage	8	1,001	1,184	34	5,078	5,045
Credit card & other	132	604	570	91	572	550
Total troubled debt restructurings	348	$47,370	$46,712	327	$23,775	$23,328

Schedule Of Troubled Debt Restructurings Within The Previous 12 Months
The following tables present TDRs which re-defaulted during 2018 and 2017, and as to which the modification occurred 12 months or less prior to the re-default. For purposes of this disclosure, FHN generally defines payment default as 30 or more days past due.

	2018		2017
(Dollars in thousands)	Number	Recorded Investment	Number	Recorded Investment
Commercial (C&I):
General C&I	2	$579	5	$11,498
Total commercial (C&I)	2	579	5	11,498
Commercial real estate:
Income CRE	—	—	1	88
Total commercial real estate	—	—	1	88
Consumer real estate:
HELOC	6	239	5	776
R/E installment loans	2	146	—	—
Total consumer real estate	8	385	5	776
Permanent mortgage	6	749	3	715
Credit card & other	49	239	10	77
Total troubled debt restructurings	65	$1,952	24	$13,154